Banking facilities (Tables)	12 Months Ended
Mar. 31, 2022
Equity [Abstract]
General banking facilities

	Amount available		Amount utilized		Amount unutilized		Terms of banking facilities as of
	March 31,		March 31,		March 31,		March 31, 2022
	2021	2022	2021	2022	2021	2022	Interest	Repayment
	$ in thousands		$ in thousands		$ in thousands		rate	Terms
Import and export facilities

Combined limit	2,564	2,564	492	266	2,072	2,298

Including sub-limit of:
Notes payable	2,308	2,308	25	74	2,283	2,234	HIBOR* +2.5%	Repayable in full within 120 days
Bank overdrafts	641	641	—	—	641	641	Prime rate +1%	Repayable on demand
Long term loans (1)	1,214	1,214	467	192	747	1,022	HIBOR* +2%	Term loans repayable monthly over 3 years.

Other facilities
Export documentary credits	641	641	—	—	641	641
Revolving loan	1,923	1,923	500	66	1,423	1,857	HIBOR* +2.25%	Repayable until redemption of a listed debt instrument
	────	─────	─────	─────	─────	─────
	5,128	5,128	992	332	4,136	4,796
	════	═════	═════	═════	═════	═════

(1)	A clause in the banking facilities states that the term loans are subject to review any time and also subject to the bank's overriding right to repayment on demand, including the right to call for cash cover on demand for prospective and contingent liabilities. Therefore, all long-term loans were classified as current liabilities in the consolidated balance sheets.
*	HIBOR is the Hong Kong Interbank Offer Rate

Short-term borrowings

	During the fiscal year ended March 31,
	2021	2022

Bank overdrafts	6.00%	6.00%
Notes payable	2.85%	2.77%
Term loans	2.78%	2.26%
Revolving loan	2.50%	2.36%